Consolidated Statements Of Equity (USD $) In Thousands	Common Stock [Member]	Capital Excess Of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 68,574	$ 642,786	$ 409,402	$ (12,138)	$ 280	$ 560	$ 1,109,464
Net income			123,975			12	123,987
Other comprehensive loss net of income tax					219		219
Dividends			(80,907)				(80,907)
Sale of stock	335	11,594		601			12,530
Repurchase of stock				(770)			(770)
Equity compensation plan	97	(97)					0
Exercise of stock options	217	5,461					5,678
Stock-based compensation		4,031					4,031
Employee stock plan tax benefits		594					594
Balance at Dec. 31, 2010	69,223	664,369	452,470	(12,307)	499	572	1,174,826
Net income			143,069			14	143,083
Purchase of subsidiary shares from noncontrolling interest						(82)	(82)
Other comprehensive loss net of income tax					(243)		(243)
Dividends			(87,133)				(87,133)
Sale of stock	295	11,987		325			12,607
Repurchase of stock				(1,163)			(1,163)
Equity compensation plan	32	(32)
Exercise of stock options	212	6,391					6,603
Stock-based compensation		3,964	(72)				3,892
Employee stock plan tax benefits		(573)					(573)
Balance at Dec. 31, 2011	69,762	686,106	508,334	(13,145)	256	504	1,251,817
Net income			196,563			17	196,580
Purchase of subsidiary shares from noncontrolling interest						(333)	(333)
Other comprehensive loss net of income tax					(141)		(141)
Dividends			(93,423)				(93,423)
Sale of stock	285	12,610		295			13,190
Repurchase of stock				(1,818)			(1,818)
Equity compensation plan	8	(8)
Exercise of stock options	417	14,181					14,598
Stock-based compensation		5,593	(171)				5,422
Balance at Dec. 31, 2012	$ 70,472	$ 718,482	$ 611,303	$ (14,668)	$ 115	$ 188	$ 1,385,892